Fees and Expenses - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Jun. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Class A shares. Information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Class A	Class C	Class R	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND		Class A	Class C	Class R	Class R6
Management Fees (as a percentage of Assets)		0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.65%	0.50%	0.00%
Other Expenses (as a percentage of Assets):		0.34%	0.34%	0.34%	0.33%
Expenses (as a percentage of Assets)	[1]	0.49%	1.14%	0.99%	0.48%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.01%)
Net Expenses (as a percentage of Assets)	[1]	0.49%	1.14%	0.99%	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		October 31, 2026	October 31, 2026	October 31, 2026	October 31, 2026
[1]	The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The U.S. Government Money Market Portfolio (Master Portfolio), in which the Fund seeks to invest all of its assets in order to pursue its investment goal.
[2]	Transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02% until October 31, 2026. During its term, this fee agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND - USD ($)	Class A	Class C	Class R	Class R6
Expense Example, with Redemption, 1 Year	$ 50	$ 216	$ 101	$ 48
Expense Example, with Redemption, 3 Years	157	362	315	153
Expense Example, with Redemption, 5 Years	274	627	547	268
Expense Example, with Redemption, 10 Years	$ 615	$ 1,203	$ 1,213	$ 603

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	627
Expense Example, No Redemption, 10 Years	$ 1,203

Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell Class P1 shares of the Fund. Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary. Information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Class P1
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Class P1
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.59%	[1]
[1]	The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The U.S. Government Money Market Portfolio (Master Portfolio), in which the Fund seeks to invest all of its assets in order to pursue its investment goal.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND	Class P1 USD ($)
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 739